Current Accounts and Other Demand Deposits	12 Months Ended
Dec. 31, 2017
Current Accounts and Other Demand Deposits
Current Accounts and Other Demand Deposits

19.   Current Accounts and Other Demand Deposits:

As of December 31, 2016 and 2017, current accounts and other demand deposits are detailed as follows:

	2016	2017
	MCh$	MCh$
Current accounts	6,907,655	7,200,050
Other demand deposits	856,711	1,081,223
Other deposits and accounts	556,782	634,433

Total	8,321,148	8,915,706